Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 10,981	$ 30,058	$ 23,198
Property, plant and equipment, net of depreciation	3,201	3,230
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	7,500	16,531	13,609
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,839	9,985	6,777
Property, plant and equipment, net of depreciation	3,201	3,230
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,642	3,466	2,745
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales		$ 76	$ 67